Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Taxes [Abstract]
Current	$ 3,226,780	$ 3,334,040
Deferred	(328,761)	(74,893)
Total provision for income taxes	$ 2,898,019	$ 3,259,147